Fees Summary	Sep. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,819,000
Previously Paid Amount	0.00
Total Fee Amount	584.69
Total Offset Amount	0.00
Net Fee	584.69
Narrative - Max Aggregate Offering Price	$ 3,819,000
Final Prospectus	true